41. Request for Removal of facilities to carry out expansion works in Jorge Newbery Airport Southern (Details Narrative) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRequestForRemovalOfFacilitiesToCarryOutExpansionWorksInJorgeNewberyAirportSouthernLineItems [Line Items]
Non-current deferred revenue	$ 194,629	$ 199,990
Jorge Newbery Airport Southern Head Station
SummaryOfRequestForRemovalOfFacilitiesToCarryOutExpansionWorksInJorgeNewberyAirportSouthernLineItems [Line Items]
Non-current deferred revenue		$ 51,400